Significant accounting policies - Deferred share units and Restricted share units (Details)	12 Months Ended
Dec. 31, 2021 shares
Deferred Share Units
Significant accounting policies
Number of trading days immediately preceding grant date for determining fair value	5 days
Restricted Share Units
Significant accounting policies
The number of trading days immediately preceding the date of the conversion award	5 days
The number of shares exchanged for each RSU	1
Time-based RSU
Significant accounting policies
Vesting period	3 years
Performance based RSU
Significant accounting policies
Vesting period	3 years
Bottom | Performance based RSU
Significant accounting policies
Target settlement range 0% to 200%	0.00%
Top | Performance based RSU
Significant accounting policies
Target settlement range 0% to 200%	200.00%